Shareholder Report, Average Annual Return (Details) 194017_Kensington Hedged Premium Income ETF_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Kensington Hedged Premium Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kensington Hedged Premium Income ETF NAV
Average Annual Return, Percent	11.30%	11.58%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	19.19%